Trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade receivables [line items]
Trade receivables	€ 42,509	€ 38,764	€ 36,572
Write off receivables	(1,532)	(1,873)	(990)
Total	€ 40,977	€ 36,891	€ 35,582	[1]

[1]	* The year 2017 has been restated to reflect the final accounting of the business combination with ACTech.